Financial Instruments and Risk Management (Details)	6 Months Ended
Apr. 30, 2025
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%
Foreign Exchange Rate Risk [Member]
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%